Income Taxes - Additional Information (Detail)	12 Months Ended						12 Months Ended											12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2014 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong")	Dec. 31, 2013 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong")	Dec. 31, 2012 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong")	Dec. 31, 2011 Hanwha SolarOne (Qidong) Co., Ltd. ("SolarOne Qidong")	Dec. 31, 2014 PRC USD ($)	Dec. 31, 2014 PRC CNY	Dec. 31, 2013 PRC CNY	Dec. 31, 2012 PRC	Dec. 31, 2014 Non-PRC USD ($)	Dec. 31, 2014 Non-PRC CNY	Dec. 31, 2013 Non-PRC CNY	Dec. 31, 2014 Minimum	Dec. 31, 2014 Maximum
Income Taxes [Line Items]
Non-PRC subsidiaries, corporate income tax rates																		0.00%	0.00%
Enterprise income tax rate											25.00%	25.00%	25.00%	25.00%
Preferential tax rate							25.00%	15.00%	15.00%	15.00%
Income tax rate on PRC tax resident enterprises	25.00%	25.00%
Net tax operating losses											$ 174,203,333	1,080,862,000	1,032,221,000		$ 193,103,987	1,198,133,000	844,706,000
Net operating loss carry forwards, expire period											2029	2029			2016	2016
Unrecognized tax benefit	18,710,000	116,089,000	23,124,000	143,473,000	143,473,000	143,473,000
Accrued penalties and interests related to unrecognized tax benefits		0		0